Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents (Note 6)	$ 56,902,077	$ 90,167,967
Other assets (Note 7)	3,976,350	3,612,846
Total current assets	60,878,427	93,780,813
NON-CURRENT ASSETS
Investment in associate company (Note 10)	8,587	494,728
Property, plant and equipment, net	43,140	34,979
Right-of-use assets	249,601	197,746
Intangible assets (Note 11)	5,836	9,956
Total non-current assets	307,164	737,409
TOTAL ASSETS	61,185,591	94,518,222
CURRENT LIABILITIES
Trade payables (Note 12)	12,784,485	3,116,786
Other payables (Note 12)	2,325,038	2,817,909
Current borrowings (Notes 13 and 21)	7,748,831
Lease liabilities – current (Note 21)	215,671	199,124
Financial liabilities at fair value through profit or loss (Notes 8 and 22)	90,213	223,352
Total current liabilities	23,164,238	6,357,171
NON-CURRENT LIABILITY
Long-term borrowings (Notes 13 and 21)	29,656,133	30,857,308
Total non-current liability	29,656,133	30,857,308
TOTAL LIABILITY	52,820,371	37,214,479
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY (Note 14)
Ordinary shares	63,019,962	63,019,962
Capital surplus	223,910,955	221,467,061
Accumulated deficit	(278,386,749)	(227,004,332)
Other reserves	(178,948)	(178,948)
Total equity attributable to stockholders of the Company	8,365,220	57,303,743
Total equity	8,365,220	57,303,743
TOTAL LIABILITIES AND EQUITY	$ 61,185,591	$ 94,518,222